INVESTMENTS (Details) - Financial assets at fair value through profit or loss - Unquoted equity securities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets at beginning of period	$ 12	$ 10
Additions		2
Fair value remeasurement	(4)
Financial assets at end of period	$ 8	$ 12